Deferred Charges	6 Months Ended
Jun. 30, 2013
Deferred Charges [Abstract]
Deferred Charges
8.      Deferred Charges:

During the six months ended June 30, 2013, the movement of the account deferred charges was as follows:
	Dry-docking	Financing Costs	Total
Balance, January 1, 2013	15,864	698	16,562
- Additions	4,402	-	4,402
- Disposals	(723)	-	(723)
- Amortization	(3,505)	(183)	(3,688)
Balance, June 30, 2013	16,038	515	16,553

The amortization for dry-docking costs is included in cost of revenue and in selling and distribution cost in the accompanying condensed consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying condensed consolidated statements of income.